Taxes (Details) - Schedule of Deferred Tax Assets	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 2,350,700	$ 300,374	$ 1,437,150		$ 643,500
Valuation allowance	(2,350,700)	(300,374)	(1,437,150)	$ (183,640)	(643,500)	$ (153,450)
Net deferred tax assets